Note 8 - Income Taxes - Provision of Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Federal	$ 22,075	$ 9,236	$ 20,850
State	4,225	1,833	4,364
Total	26,300	11,069	25,214
Federal	5,712	1,257	(5,010)
State	2,409	933	(523)
Total	8,121	2,190	(5,533)
Total income taxes	$ 34,421	$ 13,259	$ 19,681